Stockholders' Equity (Details Narrative) (10Q)					3 Months Ended		9 Months Ended		12 Months Ended
	May 02, 2017 USD ($) $ / shares shares	Mar. 02, 2017 shares	Oct. 07, 2016 shares	Sep. 15, 2016 USD ($) shares	May 31, 2017 USD ($) Integer $ / shares	May 31, 2016 USD ($)	May 31, 2017 USD ($) Integer $ / shares shares	May 31, 2016 USD ($)	Aug. 31, 2012 USD ($) shares	Apr. 28, 2017 $ / shares	Oct. 11, 2016 USD ($)	Sep. 14, 2016 USD ($)
Number of employees | Integer					45		45
Stock-based compensation							$ 761,667
Common stock issued for services rendered, shares | shares									1,390
Common stock issued for services rendered									$ 90,521
Salaries [Member]
Stock-based compensation					$ 72,500	$ 0	120,833	0
Consulting Fees [Member]
Stock-based compensation					409,167	$ 0	640,834	$ 0
Consulting Agreement [Member]
Stock-based compensation					$ 61,667		$ 61,667
Agreement term description							Evenly over the 2 year service period expiring April 30, 2019
Class A Common Stock [Member]
Newly issued shares value	$ 500,000			$ 200,000
Number of shares issued during period | shares	1,480,000		30,000,000	200,000
Share price | $ / shares	$ 2.96									$ 3.95
Class A Common Stock [Member] | Consulting Agreement [Member] | Restricted Stock [Member]
Restricted stock discount percentage	25.00%
Common stock issued for services rendered, shares | shares	500,000
Class B Common Stock [Member]
Newly issued shares value				$ 200,000
Number of shares issued during period | shares			6,000,000	200,000
Class C Common Stock [Member]
Payment of specific expenses				$ 17,500
Number of shares issued during period | shares		40,000,000		200,000			8,400,000
Issuance of value based on fair value of stock based compensation							$ 1,680,000
Issuance of shares based on fair value of stock based compensation | shares							8,400,000
Share price | $ / shares					$ 0.20		$ 0.20
Attorney Trust Account [Member]
Due to related party				$ 217,500							$ 67,500	$ 150,000